Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document And Entity Information [Abstract]
Document type	6-K
Document period end date	Mar. 31, 2020
Amendment flag	false
Registrant name	Summit Therapeutics plc
Central index key	0001599298
Current fiscal year end date	--12-31
Document fiscal year focus	2020
Document fiscal period focus	Q1